UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
REVENUES:
Total revenues	$ 42,066	$ 41,145
EXPENSES:
Voyage expenses (including $514 and $508, respectively, to related party)	1,163	804
Operating lease expenses	5,406	5,378
Other vessel operating expenses	9,451	9,624
Vessel depreciation	6,673	7,175
Management fees-related parties (Note 5)	1,128	1,092
Dry-docking costs (including $- and $574, respectively, to related party)	3,153	0
General and administrative expenses	810	799
Operating income	14,282	16,273
OTHER INCOME (EXPENSES):
Interest and finance costs	(12,728)	(10,528)
Interest income	381	58
Equity (losses)/gains in unconsolidated joint ventures	4	(29)
Total other expenses, net	(12,343)	(10,499)
Net income	1,939	5,774
Comprehensive income	1,939	5,774
Less: Dividends of preferred shares (Note 5)	0	(3,485)
Net income attributable to common shareholders	1,939	2,289
Comprehensive income attributable to common shareholders	$ 1,939	$ 2,289
(Loss)/Earnings per common share, basic (in dollars per share)	$ 0.42	$ 1.54
(Loss)/Earnings per common share, diluted (in dollars per share)	$ 0.42	$ 1.19
Weighted average common shares outstanding, basic (in shares)	4,626,197	1,482,756
Weighted average common shares outstanding, diluted (in shares)	4,626,197	2,756,619
Nonrelated Party [Member]
REVENUES:
Time charter revenues	$ 37,607	$ 36,710
Related Party [Member]
REVENUES:
Time charter revenues	4,459	4,435
EXPENSES:
Voyage expenses (including $514 and $508, respectively, to related party)	508	514
Dry-docking costs (including $- and $574, respectively, to related party)	$ 74	$ 0